Parent Company Statements (Details 3) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income attributable to Oneida Financial Corp.	$ 1,622,000	$ 1,021,000	$ 1,492,000	$ 1,950,000	$ 1,795,000	$ 65,000	$ 1,899,000	$ 2,002,000	$ 6,086,188	$ 5,760,418	$ 5,729,281
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									549,836	264,462	0
Net cash provided by operating activities									8,874,914	9,485,612	10,850,420
Investing activities:
Maturities and calls of securities available-for-sale									16,069,518	54,615,727	54,875,009
Net cash (used in) provided by investing activities									(47,129,573)	(38,566,567)	6,843,912
Financing activities:
Dividends paid									(3,350,382)	(3,282,056)	(3,365,128)
Redemption of noncontrolling interest									(500)	0	(2,500,500)
Exercise of stock options									46,371	0	0
Repurchase of common shares									(39,754)	(1,039,703)	(2,267,285)
Net cash provided by (used in) financing activities									60,634,890	8,312,361	(10,864,075)
Increase (decrease) in cash and cash equivalents									22,380,231	(20,768,594)	6,830,257
Cash and cash equivalents at beginning of year				19,803,079				40,571,673	19,803,079	40,571,673	33,741,416
Cash and cash equivalents at end of year	42,183,310				19,803,079				42,183,310	19,803,079	40,571,673
Non-cash financing activities:
Dividends declared and unpaid	843,268				842,952				843,268	842,952	829,868
Oneida Financial Corp.
Operating Activities:
Net income attributable to Oneida Financial Corp.									6,086,188	5,760,418	5,729,281
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									350,079	350,113	343,042
Other assets/liabilities, net									(258,585)	(285,192)	219,791
Equity in undistributed net income of subsidiary bank									(3,099,436)	(1,011,606)	(6,056,709)
Net cash provided by operating activities									3,078,246	4,813,733	235,405
Investing activities:
Maturities and calls of securities available-for-sale									0	0	2,000,000
Investment in subsidiary bank									(350,079)	(350,113)	2,157,458
Decrease in ESOP loan									212,015	253,185	319,780
Change in due from related parties									133,515	0	(22,883)
Net cash (used in) provided by investing activities									(4,549)	(96,928)	4,454,355
Financing activities:
Dividends paid									(3,350,382)	(3,282,056)	(3,365,128)
Redemption of noncontrolling interest									(500)	0	(2,500,500)
Exercise of stock options									46,371	0	0
Repurchase of common shares									(39,754)	(1,039,703)	(2,267,285)
Net cash provided by (used in) financing activities									(3,344,265)	(4,321,759)	(8,132,913)
Increase (decrease) in cash and cash equivalents									(270,568)	395,046	(3,443,153)
Cash and cash equivalents at beginning of year				5,507,955				5,112,909	5,507,955	5,112,909	8,556,062
Cash and cash equivalents at end of year	5,237,387				5,507,955				5,237,387	5,507,955	5,112,909
Non-cash financing activities:
Dividends declared and unpaid	$ 843,268				$ 842,952				$ 843,268	$ 842,952	$ 829,868